Statement of Changes in Stockholders' Equity (USD $)		Total	Common Stock	Additional Paid-in Capital	Advances subscriptions from Investor	Accumulated Deficit
Beginning Balance at Aug. 28, 2013
Beginning Balance, Shares at Aug. 28, 2013
Common shares issued to founders of AGI for reverse merger (3)	[1]		898	(898)
Common shares issued to founders of AGI for reverse merger (3), Shares	[1]		8,980,047
Common Stock issued in recapitalization (3)	[1]	(48,434)	5,070	(53,504)
Common Stock issued in recapitalization (3), Shares	[1]		50,700,000
Shares issued in option agreement with NMC (3)	[1]	1,260	1,260
Shares issued in option agreement with NMC (3), Shares	[1]		12,600,003
Common stock issued for cash (3)	[1]	250,000	25	249,975
Common stock issued for cash (3), Shares	[1]		249,998
Issuance of common stock (3)	[1]	2,369,991	237	2,369,754
Issuance of common stock (3), Shares	[1]		2,369,991
Advance subscriptions from investors		40,400			40,400
Net loss		(2,569,223)				(2,569,223)
Ending Balance at Dec. 31, 2013		$ 43,994	$ 7,490	$ 2,565,327	$ 40,400	$ (2,569,223)
Ending Balance, Shares at Dec. 31, 2013			74,900,039

[1]	(3) Retroactively adjusted to reflect the 7.8 - 1 stock split effective December 16, 2013. See Note 4.